Segment and Geographic Information	9 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment and Geographic Information

16. Segment and Geographic Information

Geographic Data

The Company allocates, for the purpose of geographic data reporting, its revenue based upon the location of the contracting subsidiary. Total revenue by geographic area was as follows:

	Three months ended December 31,		Nine months ended December 31,
	2017	2016	2017	2016
Revenue:
United States	$33,164	$24,034	$93,433	$64,445
United Kingdom	21,174	15,160	58,676	45,427
South Africa	9,716	7,336	27,890	19,735
Other	3,218	1,803	8,497	4,547
Total revenue	$67,272	$48,333	$188,496	$134,154

Property and equipment, net by geographic location consists of the following:

	As of December 31,	As of March 31,
	2017	2017
United States (1)	$60,984	$14,904
United Kingdom	14,397	9,007
South Africa	6,376	3,815
Australia	4,151	3,867
Other	986	416
Total	$86,894	$32,009

(1)	Includes $36.8 million of construction-in-process related to the Company’s Construction financing lease obligation, see footnote 15 for additional details.